RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Investment Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total investment income per the financial statements	$ 150,736,123
Less: Interest on deemed distributions of participant loans	(15,795)
EBP, Form 5500 Caption, Net Investment Income	$ 150,720,328